SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of disaggregation of revenues

	2023	2022
Engineering Design Services	$6,728,867	$5,371,483
Optical Components	10,523,806	6,481,896
Medical Device Products and Assemblies	3,791,794	3,824,869
Total Revenues	$21,044,467	$15,678,248

Schedule of contract liabilities

	Fiscal Year Ended June 30,
	2023	2022
Contract liabilities, beginning of period	$905,113	$450,084
Unearned revenue received from customers	2,545,317	3,780,215
Revenue recognized	(2,275,740)	(3,325,186)
Contract liabilities, end of period	$1,174,690	$905,113

Schedule of inventory

	2023	2022
Raw material	$1,142,816	$1,414,996
Work-in-progress	322,538	460,460
Finished goods	1,310,862	1,146,691
Total Inventories	$2,776,216	$3,022,147

Schedule of estimated useful lives

Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Schedule of earnings per share

	Year Ended June 30
	2023	2022
Net Loss– Basic and Diluted	$(144,613)	$(928,416)

Basic and diluted weighted average shares outstanding	5,666,034	5,295,720

Loss per share
Basic and fully diluted	$(0.03)	$(0.18)